Employee pension - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Percentage of monthly contributions made by the company to the state retirement plan	20.00%
Percentage of monthly salaries for all Hong Kong based employees to mandatory provident fund Schemes	5.00%
Percentage of monthly salaries for all Australia based employees to Superannuation Schemes	9.50%
Continuing Operation
Pension expense	$ 22	$ 32	$ 20
Discontinued Operation
Pension expense	$ 0		$ 4